GENERAL AND ADMINISTRATIVE EXPENSE - Schedule of general and administrative expenses (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSE [abstract]
Salaries and wages	$ 3,046,595	$ 5,526,408
Professional fees and consulting	642,389	922,861
Accounting and legal	501,855	596,984
Travel and entertainment	102,046	430,301
Foreign exchange	2,156	(34,884)
License fees, taxes and insurance	1,849,571	992,437
Office facilities and administrative	417,131	499,504
Shareholder communications	15,834	7,237
Other	394,165	359,629
General and administration expenses	$ 6,971,742	$ 9,300,477